CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and development expenses - Including external related parties	$ (22,033,573)	$ (28,781,412)	$ (36,639,146)
Foreign currency translation adjustments, tax	0	0	0
Related party
Research and development expenses - Including external related parties	$ (1,580,387)	$ (1,943,523)	$ (2,660,504)